Income Taxes	12 Months Ended
May 25, 2014
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
Total income tax expense was allocated as follows:

(in millions)	Fiscal Year
	2014	2013	2012
Earnings from continuing operations	$(8.6)	$36.7	$75.9
Earnings from discontinued operations	32.3	72.7	84.9
Total consolidated income tax expense	$23.7	$109.4	$160.8

The components of earnings from continuing operations before income taxes and the provision for income taxes thereon are as follows:

(in millions)	Fiscal Year
	2014	2013	2012
Earnings from continuing operations before income taxes:
U.S.	$189.2	$278.0	$351.0
Foreign	(14.6)	(4.0)	4.1
Earnings from continuing operations before income taxes	$174.6	$274.0	$355.1
Income taxes:
Current:
Federal	$39.5	$26.1	$25.5
State and local	5.4	7.9	11.6
Foreign	3.0	3.5	2.7
Total current	$47.9	$37.5	$39.8
Deferred (principally U.S.):
Federal	(43.7)	6.9	37.6
State and local	(12.8)	(7.7)	(1.5)
Total deferred	$(56.5)	$(0.8)	$36.1
Total income taxes	$(8.6)	$36.7	$75.9

Income taxes paid were as follows:

(in millions)	Fiscal Year
	2014	2013	2012
Income taxes paid	$90.0	$98.5	$123.5

The following table is a reconciliation of the U.S. statutory income tax rate to the effective income tax rate from continuing operations included in the accompanying consolidated statements of earnings:

	Fiscal Year
	2014	2013	2012
U.S. statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal tax benefits	(2.7)	—	1.8
Benefit of federal income tax credits	(30.3)	(18.1)	(14.4)
Other, net	(6.9)	(3.5)	(1.0)
Effective income tax rate	(4.9)%	13.4%	21.4%

As of May 25, 2014, we had estimated current prepaid state and federal income taxes of $0.9 million and $10.0 million, respectively, which are included on our accompanying consolidated balance sheets as prepaid income taxes.
As of May 25, 2014, we had unrecognized tax benefits of $38.1 million, which represents the aggregate tax effect of the differences between tax return positions and benefits recognized in our consolidated financial statements, all of which would favorably affect the effective tax rate if resolved in our favor. A reconciliation of the beginning and ending amount of unrecognized tax benefits follows:

(in millions)
Balances at May 26, 2013	$29.9
Additions related to current-year tax positions	10.0
Reductions related to prior-year tax positions	(2.1)
Additions due to settlements with taxing authorities	2.2
Reductions to tax positions due to statute expiration	(1.9)
Balances at May 25, 2014	$38.1

We recognize accrued interest related to unrecognized tax benefits in interest expense. Penalties, when incurred, are recognized in selling, general and administrative expense. Interest expense associated with unrecognized tax benefits, excluding the release of accrued interest related to prior year matters due to settlement or the lapse of the statute of limitations was as follows:

(in millions)	Fiscal Year
	2014	2013	2012
Interest expense on unrecognized tax benefits	$0.4	$0.5	$0.4

At May 25, 2014, we had $3.2 million accrued for the payment of interest associated with unrecognized tax benefits.

For U.S. federal income tax purposes, we participate in the Internal Revenue Service's (IRS) Compliance Assurance Process (CAP) whereby our U.S. federal income tax returns are reviewed by the IRS both prior to and after their filing. Income tax returns are subject to audit by state and local governments, generally years after the returns are filed. These returns could be subject to material adjustments or differing interpretations of the tax laws. The major jurisdictions in which the Company files income tax returns include the U.S. federal jurisdiction, Canada, and all states in the U.S. that have an income tax. With a few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years before fiscal 2013, and state and local, or non-U.S. income tax examinations by tax authorities for years before fiscal 2010.
Included in the balance of unrecognized tax benefits at May 25, 2014 is $27.4 million related to tax positions for which it is reasonably possible that the total amounts could change during the next 12 months based on the outcome of examinations. The $27.4 million relates to items that would impact our effective income tax rate.
The tax effects of temporary differences that give rise to deferred tax assets and liabilities are as follows:

(in millions)	May 25, 2014	May 26, 2013
Accrued liabilities	$111.0	$85.5
Compensation and employee benefits	216.3	212.9
Deferred rent and interest income	102.2	83.3
Net operating loss, credit and charitable contribution carryforwards	57.3	50.7
Other	7.9	6.8
Gross deferred tax assets	$494.7	$439.2
Valuation allowance	(16.5)	(15.4)
Deferred tax assets, net of valuation allowance	$478.2	$423.8
Trademarks and other acquisition related intangibles	(209.4)	(205.6)
Buildings and equipment	(396.1)	(403.2)
Capitalized software and other assets	(26.6)	(19.4)
Other	(8.2)	(7.4)
Gross deferred tax liabilities	$(640.3)	$(635.6)
Net deferred tax liabilities	$(162.1)	$(211.8)

Net operating loss, credit and charitable contribution carryforwards have the potential to expire. We have taken current and potential future expirations into consideration when evaluating the need for valuation allowances against these deferred tax assets. A valuation allowance for deferred tax assets is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization is dependent upon the generation of future taxable income or the reversal of deferred tax liabilities during the periods in which those temporary differences become deductible. We consider the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which our deferred tax assets are deductible, we believe it is more-likely-than-not that we will realize the benefits of these deductible differences, net of the existing valuation allowances at May 25, 2014.